General information and significant accounting policies (Details Textual)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number Of Vessels In Operation	25
Average Age Of Vessels	5 years 10 months 24 days
Equity Method Investment, Ownership Percentage	50.00%	100.00%